Intangible assets - Summary of Intangible Assets (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	SFr 162,915
Amortization	2,682	SFr 3,448
Ending balance	54,414	162,915
PKU Golike [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4,678
Ending balance	4,344	4,678
Diclofenac [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,670
Ending balance	4,074	5,670
ACER-001 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	14,370
Addition	86
Ending balance	3,882	14,370
RLF-100 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	85,321
Ending balance	17,130	85,321
RLF-TD011 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	49,604
Ending balance	24,858	49,604
Sentinox [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,958
Ending balance	0	2,958
RLF-OD32 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	314
Ending balance	126	314
Technologies, patents and trademarks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	9,988
Impairment		(24,255)
Ending balance	8,058	9,988
Technologies, patents and trademarks [member] | PKU Golike [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4,678
Ending balance	4,344	4,678
Technologies, patents and trademarks [member] | Diclofenac [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,310
Ending balance	3,714	5,310
Licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	13,729
Ending balance	3,696	13,729
Licences [member] | ACER-001 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	13,729
Ending balance	3,696	13,729
In-process research and development [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	132,180
Ending balance	42,114	132,180
In-process research and development [member] | RLF-100 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	81,516
Ending balance	17,130	81,516
In-process research and development [member] | RLF-TD011 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	47,392
Ending balance	24,858	47,392
In-process research and development [member] | Sentinox [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,958
Ending balance	0	2,958
In-process research and development [member] | RLF-OD32 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	314
Ending balance	126	314
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	7,018
Ending balance	546	7,018
Goodwill [member] | PKU Golike [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0
Ending balance		0
Goodwill [member] | Diclofenac [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	360
Ending balance	360	360
Goodwill [member] | ACER-001 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	641
Ending balance	186	641
Goodwill [member] | RLF-100 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,805
Ending balance	0	3,805
Goodwill [member] | RLF-TD011 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,212
Ending balance	0	2,212
Goodwill [member] | Sentinox [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0
Ending balance		0
Gross Carrying Amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	194,627	194,139
Addition		488
Acquisition price adjustment		(188)
Divestment		(10,202)
Ending balance	184,237	194,627
Gross Carrying Amount [member] | Technologies, patents and trademarks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	39,531	39,357
Addition		174
Ending balance	39,531	39,531
Gross Carrying Amount [member] | Licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	13,729	13,729
Addition		0
Divestment		(9,747)
Ending balance	3,982	13,729
Gross Carrying Amount [member] | In-process research and development [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	132,709	132,395
Addition		314
Acquisition price adjustment		(188)
Ending balance	132,521	132,709
Gross Carrying Amount [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	8,658	8,658
Divestment		(455)
Ending balance	8,203	8,658
Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(31,712)	(1,840)
Divestment	466
Amortization	(2,682)	(3,448)
Impairment	(95,895)	(26,424)
Ending balance	(129,823)	(31,712)
Accumulated amortization and impairment [member] | Technologies, patents and trademarks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(29,543)	(1,840)
Amortization	(1,930)	(3,448)
Impairment	0
Ending balance	(31,473)	(29,543)
Accumulated amortization and impairment [member] | Licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Divestment	466
Amortization	(752)
Ending balance	(286)
Accumulated amortization and impairment [member] | In-process research and development [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(529)
Impairment	(89,878)	(529)
Ending balance	(90,407)	(529)
Accumulated amortization and impairment [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,640)
Impairment	(6,017)	(1,640)
Ending balance	SFr (7,657)	SFr (1,640)